NOTES PAYABLE AND CAPITAL LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE AND CAPITAL LEASES

NOTE 3— NOTES PAYABLE AND CAPITAL LEASES

Non-Convertible Notes Payable

During the years ended December 31, 2022, and December 31, 2021, the Company issued eighteen non-convertible notes payable to individuals for a total face value of $2,076,158. The notes were due within 60 days from the dates of issuance, were interest free, had original issuance discounts totaling $408,000 and were unsecured. During the years ended December 31, 2023, 2022, and 2021, the Company repaid or refinanced principal of $156,000, $310,000, and $817,521, respectively. The balance of the non-convertible notes payable as of June 30, 2024 and June 30, 2023 was $792,637 and $792,637, respectively.

PPP Loans

In 2020, the Company and its two subsidiaries received Paycheck Protection Plan (“PPP”) loans under the Cares Act totaling $1,386,580. The PPP loans were expected to be forgiven by the U.S. Small Business Association (“SBA”) and as such, were not made eligible for any distributions under the amended joint Plan of Reorganization which was approved on February 23, 2021 (the “Plan”). The Plan further required the Company to file proper forgiveness applications with the SBA no later than February 19, 2021. The Company successfully filed for and received forgiveness confirmation for one of the PPP loans for $103,618 plus interest. The remaining two PPP loans forgiveness applications were never properly completed and filed by former management. As of January 17, 2023, the SBA’s website shows those two remaining PPP loans reflected as “Charged Off”. As a result of this recent discovery, the Company has reinitiated forgiveness applications with the SBA and expects those loans to be forgiven in full during 2024. As of June 30, 2024 and December 31, 2023, the Company had a total of PPP loans payable of $1,283,624 and $1,283,624 including accrued interest, respectively.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(Unaudited)

Non-convertible notes payable including accrued interest as of June 30, 2024 and December 31, 2023 are comprised of the following:

	June 30, 2024	December 31, 2023
Notes Payable	$3,073,751	$2,861,425
Note Payable - Equipment	-	-
PPP Loans Payable	1,338,062	1,331,318
Less current portion	(3,073,751)	(2,861,425)
Long term portion	$1,338,062	$1,331,318

Fees and discounts are deferred and amortized over the life of the related note payable. For non-convertible notes payable, during the three and six months ended June 30, 2024 and 2023, the Company recognized a total of $0 and $0 and $0 and $0, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at June 30, 2024 and December 31, 2023 was $0 and $0, respectively.

Convertible Notes Payable

10% OID Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at six months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.

At June 30, 2024 and December 31, 2023, the balance of 10% notes was $5,808,000 and $5,808,000, and accrued interest was $2,174,253 and $1,652,965, respectively. During the three and six months ended June 30, 2024 and June 30, 2023, the Company recognized $260,644 and $521,288 and $185,334 and $360,382 in interest, respectively.

35% OID Super Priority Senior Secured Convertible Notes

During the years ended December 31, 2023 and 2022, the Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon an occurrence of default, the holder shall have the right to convert the 35% Note and outstanding interest at the lower of a discount to market or subsequent financings. The amounts due under the 35% Notes are secured by assets of the Company pursuant to a security agreement.

At June 30, 2024 and December 31, 2023, the balance of 35% notes was $5,600,462 and $5,600,462, respectively. The original issuance discount, deferred financing costs and the relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the three and six months ended June 30, 2024 and 2023, the Company recognized $0 and $0 and $108,379 and $94,241 in interest expense from the amortization of original issuance discounts, $0 and $0 and $3,548 and $1,976 in interest expense from the amortization of debt discounts from warrants and $0 and $0 and $1,819 and $913 in amortization of incentive shares, respectively.

20% OID Senior Secured Convertible Notes Payable

During 2023, the Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount senior secured promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(Unaudited)

The holder shall have the right to convert the 20% Notes and outstanding interest on a qualified financing at a price equal to 85% of the offering price, or a 15% discount to the volume weighted average price of the Company’s common stock for the five days preceding the dates of conversions, subject to a maximum price of $1.00. The amounts due under the 20% Notes are secured by assets of the Company pursuant to a security agreement.

During the six months ended June 30, 2024, the Company issued 20% Notes with a face value of $778,125 and original issuance discounts of $155,625 for cash of $622,500. The holders received warrants to purchase 1,120,313 shares of the Company’s common stock and 2,240,625 incentive shares of the Company’s common stock. At June 30, 2024 and December 31, 2023, the balance of 20% notes was $1,246,375 and $468,250, original issuance discounts were $85,000 and $77,999, and accrued interest totaled $41,606 and $1,727 respectively.

The original issuance discount, relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the three and six months ended June 30, 2024 and 2023, the Company recognized $57,812 and $162,626 and $0 and $0 in interest expense from the amortization of original issuance discounts of the 20% Notes and $559 and $7,846 and $0 and $0 in amortization of incentive shares, respectively.

Convertible notes payable are comprised of the following:

	June 30, 2024	December 31, 2023
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,808,000	$5,808,000
35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	1,246,375	468,250
Total	12,654,837	11,876,712
Less: unamortized discounts	(77,999)	(85,000)
Total	$12,576,838	$11,791,712
Less current portion	(12,576,838)	(11,791,712)
Long-term portion	$-	$-

NOTE 6— NOTES PAYABLE

Non-Convertible Notes Payable

During the years ended December 31, 2022 and December 31, 2021, the Company issued eighteen non-convertible notes payable to individuals for a total face value of $2,076,158. The notes were due within 60 days from the dates of issuance, were interest free, have original issuance discounts totaling $408,000 and were unsecured. During the years ended December 31, 2023, 2022, and 2021, the Company repaid or refinanced principal of $156,000, $310,000, and $817,521, respectively. The balance of the non-convertible notes payable as of December 31, 2023 and 2022 is $792,637 and $792,637, respectively.

PPP Loans

In 2020, the Company and its two subsidiaries received Paycheck Protection Plan (“PPP”) loans under the Cares Act totaling $1,386,580. The PPP loans were expected to be forgiven by the U.S. Small Business Association (“SBA”) and as such, were not made eligible for any distributions under the amended joint Plan of Reorganization which was approved on February 23, 2021(the “Plan”). The Plan further required the Company to file proper forgiveness applications with the SBA no later than February 19, 2021. The Company successfully filed for and received forgiveness confirmation for one of the PPP loans for $103,618 plus interest. The remaining two PPP loans forgiveness applications were never properly completed and filed by former management. As of January 17, 2023, the SBA’s website shows those two remaining PPP loans reflected as “Charged Off”. As a result of this recent discovery, the Company has reinitiated forgiveness applications with the SBA and expects those loans to be forgiven in full. As of December 31, 2023 and December 31, 2022, the Company had a total of PPP loans payable of $1,283,624 and $1,283,624, respectively, including accrued interest, which are expected to be forgiven by the SBA in mid 2024.

Non-convertible notes payable as of December 31, 2023 and 2022 are comprised of the following:

	December 31,	December 31,
	2023	2022
Notes Payable	$2,909,119	$1,113,925
Note Payable - Equipment	-	36,538
PPP Loans Payable	1,283,624	1,283,624
Less current portion	(2,909,119)	(1,150,463)
Long term portion	$1,283,624	$1,283,624

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Fees and discounts are deferred and amortized over the life of the related note payable. During the years ended December 31, 2023 and 2022, the Company recognized a total of $2,135,500 and $441,703, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2023 and 2022 was $0 and $0, respectively.

Convertible Notes Payable

10% OID Senior Secured Convertible Notes

During 2020 to 2022, the Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”)and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time at a fixed ceiling price of $0.75 per share. The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at six months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.

During the year ended December 31, 2022, the Company issued one 10% Note with a face amount of $660,000 and an original issuance discount of $60,000 for cash of $600,000. The holder received 330,000 warrants to purchase the Company’s common stock, recognizing $7,616 in a debt discount from warrant valuation.

Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.

At December 31, 2023 and 2022, the balance of 10% notes was $5,973,000 and $5,973,000, original issuance discounts were $0 and $175,491, discounts from warrants were $0 and $155,261, discounts from deferred finance costs were $0 and $40,311, and accrued interest was $828,527 and $1,489,291, respectively. During the years ended December 31, 2023 and 2022, the Company recognized $0 and $235,491 in interest expense from the amortization of original issuance discounts, $0 and $162,877 in interest expense from the amortization of debt discounts from warrants, $0 and $40,311 from the amortization of deferred finance costs, and $660,764 and $594,769 in accrued interest, respectively.

35% OID Super Priority Senior Secured Convertible Notes

During the years ended December 31, 2023 and 2022, the Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon an occurrence of default, the holder shall have the right to convert the 35% Note and outstanding interest at the lower of a discount to market or subsequent financings. The amounts due under the 35% Notes are secured by assets of the Company pursuant to a security agreement.

During the years ended December 31, 2023 and 2022, the Company issued 35% Notes with a face value of $538,462 and $5,062,000, original issuance discounts of $188,462 and $1,772,000 and $70,000 and $241,000 of deferred financing costs for cash of $280,000 and $2,659,000, refinancing of 10% notes of $0 and $390,000, respectively. The holders received 269,231 and 3,005,960 warrants to purchase the Company’s common stock and 100,000 and 1,000,000 shares of the Company’s common stock during the years ended December 31, 2023 and 2022, respectively.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a Qualified Financing.

At December 31, 2023 and 2022, the balance of 35% notes was $5,600,462 and $5,062,000, original issuance discounts were $0 and $203,195, discounts from warrants were $0 and $4,806, discounts from deferred finance costs were $0 and $12,940 and discounts from incentive shares were $0 and $3,084, respectively.

The original issuance discount, deferred financing costs and the relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the years ended December 31, 2023 and 2022, the Company recognized $224,025 and $1,568,805 in interest expense from the amortization of original issuance discounts, $1,672 and $151,774 in interest expense from the amortization of debt discounts from warrants, $0 and $228,060 from the amortization of deferred finance costs, and $48,774 and $900 in amortization of incentive shares, respectively.

20% OID Senior Secured Convertible Notes Payable

During 2023, the Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount senior secured promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.

The holder shall have the right to convert the 20% Notes and outstanding interest on a Qualified Financing at a price equal to 85% of the offering price, or a 15% discount to the volume weighted average price of the Company’s common stock for the five days preceding the dates of conversions, subject to a maximum price of $1.00. The amounts due under the 20% Notes are secured by assets of the Company pursuant to a security agreement.

During the year ended December 31, 2023, the Company issued 20% Notes with a face value of $468,250 and original issuance discounts of $93,250 for cash of $375,00. The holders received warrants to purchase 233,500 shares of the Company’s common stock and 468,250 incentive shares of the Company’s common stock. At December 31, 2023 and 2022, the balance of 20% notes was $468,250 and original issuance discounts were $85,000. Accrued interest totaled $1,727 at December 31, 2023.

The original issuance discount, relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the year ended December 31, 2023, the Company recognized $8,250 in interest expense from the amortization of original issuance discounts of the 20% Notes and $1,803 in amortization of incentive shares and $1,727 in accrued interest on the 20% Notes.

Convertible notes payable as of December 31, 2023 and 2022 are comprised of the following:

	December 31, 2023	December 31, 2022
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,973,000	$5,973,000
35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	5,600,462	5,062,000
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	468,250	-
Total	12,041,712	11,035,000
Less: unamortized discounts	-	(595,108)
Total	$12,041,712	$10,439,892
Less current portion	(12,041,712)	(10,439,892)
Long-term portion	$-	$-

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

As a result of the issuance of the above convertible debt, the Company incurred approximately $527,051 in fees and commissions as well as $3,002,702 in original issuance discounts. Fees and discounts are deferred and amortized over the life of the related convertible note. During the years ended December 31, 2023 and 2022, the Company recognized a total of $281,712 and $1,894,500, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2023 and 2022 was $85,000 and $0, respectively.